UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       November 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total:      $53,056
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number         Name

    1.       028-12522                    Peninsula Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                               Peninsula Capital Management, LP
                                                       September 30, 2011


COLUMN 1                      COLUMN  2   COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE                  VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP      x1000      PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
AGNICO EAGLE MINES LTD        COM         008474108    2,976     50,000 SH          SOLE                    50,000
APPROACH RESOURCES INC        COM         03834A103    4,248    250,000 SH          SOLE                   250,000
ATMEL CORP                    COM         049513104      404     50,000 SH          SOLE                    50,000
CARPENTER TECHNOLOGY CORP     COM         144285103    2,245     50,000 SH          SOLE                    50,000
CROSS A T CO                  CL A        227478104      902     80,000 SH          SOLE                    80,000
EVOLUTION PETROLEUM CORP      COM         30049A107   14,120  2,000,000 SH          SOLE                 2,000,000
GOLDCORP INC NEW              COM         380956409    5,705    125,000 SH          SOLE                   125,000
INTEGRATED DEVICE TECHNOLOGY  COM         458118106    1,030    200,000 SH          SOLE                   200,000
LIMELIGHT NETWORKS INC        COM         53261M104    3,778  1,601,000 SH          SOLE                 1,601,000
MAKO SURGICAL CORP            COM         560879108      484     14,150 SH          SOLE                    14,150
MATTERSIGHT CORP              COM         577097108    4,433  1,089,243 SH          SOLE                 1,089,243
NEWMONT MINING CORP           COM         651639106    2,833     45,000 SH          SOLE                    45,000
NORTHERN OIL & GAS INC NEV    COM         665531109    3,878    200,000 SH          SOLE                   200,000
NVIDIA CORP                   COM         67066G104      375     30,000 SH          SOLE                    30,000
PANDORA MEDIA INC             COM         698354107       73      5,000 SH          SOLE                     5,000
POWERWAVE TECHNOLOGIES INC    COM         739363109      860    500,000 SH          SOLE                   500,000
TRIQUINT SEMICONDUCTOR INC    COM         89674K103    1,506    300,000 SH          SOLE                   300,000
ULTRATECH INC                 COM         904034105    2,144    125,000 SH          SOLE                   125,000
VALUEVISION MEDIA INC         CL A        92047K107    1,062    450,000 SH          SOLE                   450,000


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